Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Related Party Transactions [Abstract]
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

We leased property from entities affiliated with certain of our non-controlling stockholders for 19 store locations and one warehouse location as of June 30, 2018 and for 16 store locations and one warehouse location as of June 29, 2019.

As of June 30, 2018 and June 29, 2019, one independent operator store was operated by family members of one employee. Independent operator commissions for this store totaled $0.3 million for each of the 13 weeks ended June 30, 2018 and June 29, 2019, and $0.6 million for each of the 26 weeks ended June 30, 2018 and June 29, 2019.

We offer interest-bearing notes to independent operators and the gross receivable due from these entities was $27.8 million and $33.1 million as of December 29, 2018 and June 29, 2019, respectively. See Note 2 for additional information.

9. Related Party Transactions

Leases for 16 store locations and one warehouse location relate to property controlled by stockholders (Note 10).

During the fiscal years ended December 29, 2018 and December 30, 2017, one independent operator store was operated by family members of one employee. Independent operator commissions for this store totaled $1.3 million for each of the fiscal years ended December 31, 2016 and December 30, 2017 and $1.2 million for the fiscal year ended December 29, 2018.

The Company offers interest-bearing notes to independent operators and the gross receivable due from these entities was $21.0 million and $27.8 million as of December 30, 2017 and December 29, 2018, respectively (Note 2).